Divestitures/Spinoff (Note)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Businesses Held For Sale, Divestitures And Impairments
NOTE 7 DIVESTITURES / SPINOFF

DISCONTINUED OPERATIONS

2014: On July 1, 2014, International Paper completed the spinoff of its distribution business, xpedx, which subsequently merged with Unisource Worldwide, Inc., with the combined companies now operating as Veritiv Corporation (Veritiv). The xpedx business had historically represented the Company's Distribution reportable segment.

The spinoff was accomplished by the contribution of the xpedx business to Veritiv and the distribution of 8,160,000 shares of Veritiv common stock on a pro-rata basis to International Paper shareholders. International Paper received a payment of approximately $411 million, financed with new debt in Veritiv's capital structure.

All historical operating results for xpedx are included in Discontinued operations, net of tax, in the accompanying consolidated statement of operations. The following summarizes the major classes of line items comprising Earnings (Loss) Before Income Taxes and Equity Earnings reconciled to Discontinued Operations, net of tax, related to the xpedx spinoff for all periods presented in the consolidated statement of operations:

In millions	2014
Net Sales	$2,604
Costs and Expenses
Cost of products sold	2,309
Selling and administrative expenses	191
Depreciation, amortization and cost of timber harvested	9
Distribution expenses	69
Restructuring and other charges	25
Impairment of goodwill and other intangibles	—
Other, net	3
Earnings (Loss) Before Income Taxes and Equity Earnings	(2)
Income tax provision (benefit)	(1)
Discontinued Operations, Net of Taxes (a)	$(1)

(a) These amounts, along with those disclosed below related to the Temple-Inland Building Products divestitures, are included in Discontinued operations, net of tax, in the consolidated statement of operations.

Total cash provided by operations related to xpedx of $29 million for 2014 is included in Cash Provided By (Used For) Operations in the consolidated statement of cash flows. Total cash provided by (used for) investing activities related to xpedx of $3 million for 2014 is included in Cash Provided By (Used For) Investing Activities in the consolidated statement of cash flows.

OTHER DIVESTITURES AND IMPAIRMENTS

2016: On March 14, 2016, the Company announced that it had entered into a definitive agreement to sell its corrugated packaging business in China and Southeast Asia to Xiamen Bridge Hexing Equity Investment Partnership Enterprise. The sale of this business was completed on June 30, 2016. Under the terms of the transaction and after post-closing adjustments, International Paper received a total of approximately RMB 957 million (approximately $144 million at the June 30, 2016 exchange rate), which included the buyer's assumption of a liability for outstanding loans of approximately $55 million. Based on the final sales price, a determination was made that the current book value of the asset group was not recoverable. As a result, a combined pre-tax charge of $46 million was recorded during 2016 in the Company's Industrial Packaging segment to write down the long-lived assets of this business to their estimated fair value. In addition, the Company recorded a pre-tax charge of $24 million for severance that was contingent upon the sale of this business. The 2016 net loss totaling $70 million related to the impairment and severance of IP Asia Packaging is included in Net (gains) losses on sales and impairments of businesses in the accompanying consolidated statement of operations.
The final purchase price payment of RMB 20 million (approximately $3 million at the December 31, 2016 exchange rate) was received in the fourth quarter of 2016. The remaining payments to be received relate to the assumed loans which total $14 million and are payable up to three years from the closing of the sale.
The amount of pre-tax losses related to the IP Asia Packaging business included in the Company's consolidated statement of operations were $83 million, $8 million and $70 million for years ended December 31, 2016, 2015 and 2014, respectively.

2015: On October 13, 2015, the Company finalized the sale of its 55% interest in IP Asia Coated Paperboard (IP-Sun JV) business, within the Company's Consumer Packaging segment, to its Chinese coated board joint venture partner, Shandong Sun Holding Group Co., Ltd. for RMB 149 million (approximately USD $23 million). During the third quarter of 2015, a determination was made that the current book value of the asset group was not recoverable. As a result, the net pre-tax impairment charge of $174 million ($113 million after taxes) was recorded to write down the long-lived assets of this business to their estimated fair value. The impairment charge is included in Net (gains) losses on sales and impairments of businesses in the accompanying consolidated statement of operations. The amount of pre-tax losses related to noncontrolling interest of the IP-Sun JV included in the Company's consolidated statement of operations for the years ended December 31, 2015 and 2014 were $19 million and $12 million, respectively. The amount of pre-tax losses related to the IP-Sun JV included in the Company's consolidated statement of operations for the years ended December 31, 2015 and 2014 were $226 million and $51 million, respectively.

2014: During 2014, the Company recorded a net pre-tax charge of $47 million ($36 million after taxes) for the loss on the sale of a business by our equity method investee, ASG (formerly referred to as AGI-Shorewood), and the subsequent partial impairment of this ASG investment.

The 2014 net loss totaling $38 million, including the ASG impairment discussed above, related to other divestitures and impairments is included in Net (gains) losses on sales and impairments of businesses in the accompanying consolidated statement of operations.